UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.3%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (85.0%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$460,275
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,047,080
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	728,686
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. D,
5 1/2s, 1/1/38	AA-	1,750,000	1,725,710
AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. A,
0.27s, 7/1/35	VMIG1	1,000,000	1,000,000
AZ School Fac. Board COP, 5 3/4s, 9/1/22	AA-	1,000,000	1,095,500
AZ State COP, Ser. A, FSA, 5s, 9/1/26	AAA	1,000,000	1,014,510
AZ State U. Nanotechnology LLC Lease Rev. Bonds,
Ser. A, AGO, 5s, 3/1/34	AAA	1,000,000	986,100
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/31	A2	1,500,000	1,445,850
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/25	A2	825,000	833,234
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	140,420
Chandler, St. & Hwy. User Rev. Bonds, NATL, 8s, 7/1/11	AA-	1,100,000	1,236,301
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s,
7/1/14	AA+	2,150,000	2,663,524
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	455,000	451,870
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC, 5 1/4s,
7/1/27	A2	1,000,000	1,008,220
Glendale, Indl. Dev. Auth. Rev. Bonds
(John C. Lincoln Hlth.), 5s, 12/1/42	BBB	500,000	423,265
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,131,396
Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop
101), Ser. A, 7s, 7/1/28	AA	1,000,000	1,090,260
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	730,000	738,848
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,500,000	1,520,970
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	AA-	3,500,000	4,343,465
Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp.
Mandatory Put Bonds (Waste Mgt., Inc.), 7s, 12/1/10	BBB	200,000	207,790
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,300,000	1,425,268
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	1,000,000	965,270
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
60 Higley School Impt.), Ser. C, 5s, 7/1/27	A2	1,000,000	1,031,620
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,069,110
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	365,000	416,439
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A	2,000,000	2,123,080
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds,
Ser. E, 5 3/4s, 6/1/16	Baa2	800,000	813,320
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	720,000	738,770
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	1,500,000	1,582,365
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds (Sr.
Lien), Ser. B, FGIC, NATL, 5 3/4s, 7/1/19	Aa3	1,000,000	1,024,500
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	787,650
zero %, 7/1/32	AA	1,000,000	818,760

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	556,075
Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds,
Ser. A, 5s, 7/1/34	AAA	1,000,000	1,036,080
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, NATL, FHA Insd., 6.9s, 1/1/23	AA-	960,000	964,694
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	498,030
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	94,778
Pinal Cnty., COP, 5s, 12/1/26	A	1,000,000	958,810
Pinal Cnty., Elec. Dist. No. 4 Rev. Bonds, 6s, 12/1/38	BBB-	500,000	454,120
Queen Creek, Special Assmt. Bonds (Impt. Dist. No. 001)
5s, 1/1/26	Baa2	200,000	170,608
5s, 1/1/17	Baa2	500,000	479,230
Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO,
6s, 7/15/19	AAA	1,000,000	1,111,700
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	750,000	624,353
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,385,190
Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
(Wtr. & Swr. Dev.), Ser. A, 5 1/2s, 7/1/28	AAA	1,000,000	1,072,170
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	993,706
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), NATL
5 5/8s, 9/1/28	AA-	1,250,000	1,258,638
5 5/8s, 9/1/23	AA-	1,065,000	1,088,057
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	A	2,215,000	2,231,723
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	157,000	149,891
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AA+	1,060,000	1,035,779
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	705,000	705,691
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	BBB+	500,000	510,860
6 1/4s, 7/1/29	Baa1	500,000	514,740
U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s,
6/1/35	AA	500,000	508,065
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	931,183
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	957,180
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	422,235
			58,803,012

Guam (1.4%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB+/F	965,000	715,277
Territory of GU, Rev. Bonds (Section 30), Ser. A,
5 3/4s, 12/1/34	BBB-	250,000	245,405
			960,682

Puerto Rico (9.5%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	100,000	77,279
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	Baa3	500,000	483,630
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,250,000	1,248,063
6s, 7/1/38	Baa3	675,000	677,228
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, NATL, 5 1/2s, 7/1/15	A	400,000	420,068
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,006,080
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	Baa3	1,500,000	1,555,065
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	225,000	204,680
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	1,500,000	187,320
zero %, 8/1/31	A+	3,250,000	733,168
			6,592,581

Virgin Islands (1.4%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	400,000	336,412
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	634,849
			971,261

TOTAL INVESTMENTS

Total investments (cost $66,367,790) (b)			$67,327,536

NOTES

(a) Percentages indicated are based on net assets of $69,182,021.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $66,367,790, resulting in gross unrealized appreciation and depreciation of $2,668,524 and $1,708,778, respectively, or net unrealized appreciation of $959,746.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Utilities	20.0%
Local government	16.1
Health care	12.7
Education	12.1

The fund had the following insurance concentration greater than 10% at August 31, 2009 (as a percentage of net assets):

NATL	25.3%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$67,327,536	$--

Totals by level	$--	$67,327,536	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009